Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Disclosure of detailed information about inventories [text block]
	December 31, 2017				December 31, 2016
(€ million)	Crude oil, gas and petroleum products	Chemical products	Other	Total	Crude oil, gas and petroleum products	Chemical products	Other	Total
Raw and auxiliary materials and consumables	785	140	1,640	2,565	550	135	1,903	2,588
Products being processed and semi-finished products	133	7		140	99	9	1	109
Work in progress			1	1			2	2
Finished products and goods	1,287	489	83	1,859	1,394	389	86	1,869
Certificates and emission rights			56	56			69	69
	2,205	636	1,780	4,621	2,043	533	2,061	4,637

Disclosure of detailed information about Changes in inventories and in the loss provision [text block]

Changes in inventories and in the loss provision were as follows:

	2017			2016
(€ million)	Gross carrying amount	Loss provision	Net carrying amount	Gross carrying amount	Loss provision	Net carrying amount
Carrying amount at the beginning of the year	4,892	(255)	4,637	4,887	(308)	4,579
Changes	314		314	(29)		(29)
New or increased provisions		(81)	(81)		(125)	(125)
Deductions		18	18		163	163
Currency translation differences	(254)	22	(232)	61	(5)	56
Other changes	(86)	51	(35)	(27)	20	(7)
Carrying amount at the end of the year	4,866	(245)	4,621	4,892	(255)	4,637